Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Consolidated Statements of Comprehensive Income
Net Income	$ 247,350	$ 260,083
Other comprehensive income loss derivatives qualifying as hedges before tax	6,959	15,897
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	4,354	6,398
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(47,056)	(68,192)
Other comprehensive income loss tax	(3,550)	(6,684)
Other comprehensive income (loss), net of tax	(39,293)	(52,581)
Total comprehensive income	208,057	207,502
Comprehensive income attributable to Noncontrolling interests	41,855	32,602
Comprehensive income attributable to the Company	$ 166,202	$ 174,900